Note 11 - Disclosures about Fair Value of Assets and Liabilities (Detail) - Fair Value of Financial Instruments (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jan. 31, 2008	Sep. 30, 2007
Financial assets:
Cash and cash equivalents	$ 41,663,405	$ 26,574,082	$ 14,145,329	$ 33,016,697
Interest-bearing deposits		5,587,654
Interest-bearing deposits		5,587,654
Held-to-maturity securities	181,042	218,571
Federal Home Loan Bank stock	3,805,500	3,846,900
Mortgage loans held for sale	2,843,757	3,702,849
Loans, net	465,531,973	478,960,736
Financial liabilities:
Deposits	500,014,715	484,583,665
Federal Home Loan Bank advances	68,050,000	68,050,000
Securities sold under agreements to repurchase	25,000,000	25,000,000			30,000,000	9,800,000
Subordinated debentures	15,465,000	15,465,000
Interest payable	399,684	518,881
Interest payable	399,684	518,881
Fair Value, Inputs, Level 1 [Member]
Financial assets:
Cash and cash equivalents	41,663,405	26,574,082
Cash and cash equivalents	41,663,405	26,574,082
Fair Value, Inputs, Level 2 [Member]
Financial assets:
Interest-bearing deposits		5,587,654
Interest-bearing deposits		5,587,654
Held-to-maturity securities	181,042	218,571
Held-to-maturity securities	193,482	235,574
Federal Home Loan Bank stock	3,805,500	3,846,900
Federal Home Loan Bank stock	3,805,500	3,846,900
Mortgage loans held for sale	2,843,757	3,702,849
Mortgage loans held for sale	2,843,757	3,702,849
Interest receivable	2,055,369	2,139,320
Interest receivable	2,055,369	2,139,320
Financial liabilities:
Deposits	500,014,715	484,583,665
Deposits	500,580,070	485,803,947
Federal Home Loan Bank advances	68,050,000	68,050,000
Federal Home Loan Bank advances	72,035,160	70,815,606
Securities sold under agreements to repurchase	25,000,000	25,000,000
Securities sold under agreements to repurchase	25,114,464	25,025,344
Interest payable	399,684	518,881
Interest payable	399,684	518,881
Fair Value, Inputs, Level 3 [Member]
Financial assets:
Loans, net	465,531,973	478,960,736
Loans, net	475,374,676	485,714,408
Financial liabilities:
Subordinated debentures	15,465,000	15,465,000
Subordinated debentures	$ 15,465,000	$ 15,465,000